Condensed Interim Statements of Changes in Shareholders' Equity (Deficit) - CAD ($)		Share capital and share premium	RSU and share reserve	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2021		$ 7,905,514	$ 154,000	$ 342,000	$ 839,457		$ (4,439,143)	$ 4,801,828
Balance (in Shares) at Oct. 31, 2021	[1]	1,250,833
Shares issuable for vested RSU’s			36,000					36,000
Shares issued and issuable for services		$ 28,800	73,003					101,803
Shares issued and issuable for services (in Shares)	[1]	1,333
Share-based compensation					218,974			218,974
Net loss for the period							(2,090,883)	(2,090,883)
Balance at Jan. 31, 2022		$ 7,934,314	263,003	342,000	1,058,431		(6,530,026)	3,067,722
Balance (in Shares) at Jan. 31, 2022	[1]	1,252,166
Balance at Oct. 31, 2022		$ 9,153,900	672,945	626,641	1,915,895	(29,004)	(13,849,949)	(1,509,572)
Balance (in Shares) at Oct. 31, 2022	[1]	1,319,770
Share-based compensation					132,338			132,338
Net loss for the period							(2,459,468)	(2,459,468)
Foreign currency translation gain						(4,618)		(4,618)
Total comprehensive loss for the period						(4,618)	(2,459,468)	(2,464,086)
Public offering (Note 5c(i))		$ 8,089,751		376,851				8,466,602
Public offering (Note 5c(i)) (in Shares)	[1]	1,153,847
Shares and warrants issuable to Medigus (Note 5c(i))		$ 396,288		309				396,597
Shares issued from RSUs (Note 5c(ii))		$ 51,120	(51,120)
Shares issued from RSUs (Note 5c(ii)) (in Shares)	[1]	4,824
Shares for services (Notes 11a, 11c)			46,832					46,832
RSU’s vested (Note 8(i))			74,005					74,005
Balance at Jan. 31, 2023		$ 17,691,059	$ 742,662	$ 1,003,801	$ 2,048,233	$ (33,622)	$ (16,309,417)	$ 5,142,716
Balance (in Shares) at Jan. 31, 2023	[1]	2,478,441

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.